SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025		Mar. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Non-controlling interest	$ 5,931,032	$ 6,087,019		$ 6,365,433
Shanghai [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 33,576	$ 65,652		234,941
Beijing [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 910,063	$ 867,501		771,142
Qinghai [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 162,523	$ 193,753		235,710
Harbin [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 374,624	$ 436,332		463,615
Zhengzhou [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 245,742	$ 277,424		361,825
Chengdu [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 279,492	$ 268,966		260,054
Guangzhou [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 328,754	$ 310,888		279,086
Changchun [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 252,742	$ 275,496		331,372
Hefei [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 189,983	$ 278,903		262,357
Hangzhou [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 421,623	$ 437,487		448,796
Tianjin [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 534,253	$ 477,013		401,220
Shenzhen [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 97,650	$ 122,690		147,123
Qingdao [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 93,365	$ 93,626		95,005
Kunming [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 798,503	$ 740,138		649,401
Xi’an [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 170,986	$ 174,271		260,115
Shijiazhuang [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 641,522	$ 652,868		601,817
Ningbo [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 191,982	$ 192,754		180,341
Chongqing [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 131,265	$ 156,366		166,827
Changyun [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 47,005	$ 48,995	[1]	214,686
Nanjing [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)		45.00%
Non-controlling interest		$ 0		0
Suzhou [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 14,778	$ 10,800		0
Changzhou [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 3,503	$ 5,096		0
Zibo [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Non-Controlling Interest Equity (Details) [Line Items]
Ownership by non controlling owners (as a percent)	45.00%	45.00%
Non-controlling interest	$ 7,098	$ 0		$ 0

[1]	On March 17, 2023, the shareholders of the Changyun approved a reduction of its registered capital from RMB5.0 million ($699,007) to RMB1.0 million ($139,801). RMB704,000 ($98,220) of capital contribution was returned to the NCI during the year ended March 31, 2024 and the remaining of RMB1,096,000 ($179,185) of capital contribution was fully returned to the NCI during the year ended March 31, 2025.